Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Taxation [Line Items]
Preferential corporate income tax rate	25.00%
Unrecognized deferred tax liability (in Yuan Renminbi)
Unrecognized uncertain tax positions (in Yuan Renminbi)
Operating Loss Carryforwards (in Yuan Renminbi)	¥ 239,112		$ 34,193
Hong Kong [Member]
Taxation [Line Items]
Income tax rate percentage	16.50%
PRC [Member]
Taxation [Line Items]
Income tax rate percentage	25.00%
PRC [Member] | High and New Technology Enterprise [Member]
Taxation [Line Items]
Preferential corporate income tax rate		15.00%
Minimum [Member] | PRC [Member]
Taxation [Line Items]
Preferential corporate income tax rate		2.50%
Maximum [Member] | PRC [Member]
Taxation [Line Items]
Preferential corporate income tax rate	5.00%